CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)		$ (29,887)	¥ (744,599)	¥ (2,251,202)	$ (345,012)	¥ (2,153,645)	¥ 1,975,183
Other comprehensive income (loss):
Foreign currency translation adjustment	¥ (44,892)	(6,953)	24,021	(99,173)	(15,199)	12,126	84,430
Unrealized gains (losses) on available for sale investments, net of tax of nil			(100)			(99)	(1,146)
Total comprehensive income (loss)	(237,854)	(36,840)	(720,678)	(2,350,375)	(360,211)	(2,141,618)	2,058,467
Total comprehensive income (loss) attributable to the non-controlling interest shareholders	(747)	(116)	3,586	(7,693)	(1,179)	(5,931)	6,621
Total comprehensive income (loss) attributable to 9F Inc.	¥ (238,601)	$ (36,956)	¥ (717,092)	¥ (2,358,068)	$ (361,390)	¥ (2,147,549)	¥ 2,065,088